INVESTMENTS IN REHABILITATION AND OTHER FUNDS (Tables)	12 Months Ended
Jun. 30, 2023
Miscellaneous non-current assets [abstract]
Investments in environmental rehabilitation guarantees

Amounts in R million	Note	2023	2022

Cash and cash equivalents in environmental rehabilitation trust funds		—	—
Opening balance		—	564.7
Transfer to Investment in Guardrisk Cell Captive		—	(579.5)
Growth	6	—	14.8

Reimbursive right for environmental rehabilitation guarantees		—	—
Opening balance		—	87.5
Lapsing of old environmental rehabilitation policy retained in Guardrisk Cell Captive		—	(89.3)
Growth	6	—	1.8

Investment in Guardrisk Cell Captive (a)		789.7	710.8
Opening balance		710.8	—
Transfer to Guardrisk cell captive		—	668.8
Contributions		28.4	28.9
Growth	6	50.5	13.1
Investments in rehabilitation and other funds		789.7	710.8

(a) Investment in Guardrisk Cell Captive
The investment in the cell captive is allocated as follows:		789.7	710.8
Environmental rehabilitation		630.6	589.8
Directors’ and Officers’ insurance		61.3	29.5
Other funds		97.8	91.5

Sensitivity analysis for types of market risk

Amounts in R million	2023	2022

100bp increase	7.9	7.1
100bp (decrease)	(7.9)	(7.1)